Private Placement	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
AJAX I [Member]
Private Placement [Line Items]
PRIVATE PLACEMENT

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 21,129,818 Private Placement Warrants at a price of $1.00 per Private Placement Warrant (for an aggregate purchase price of $21,129,818). Each Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. As a result of the difference in fair value of $1.53 per share of the Private Placement warrants (see Note 10) and the purchase of $1.00 per share, the Company recorded a charge of $11.2 million as of the date of the Private Placement which is included in the Change in fair value of derivative liability in the statement of operations for the period from August 13, 2020 (inception) through December 31, 2020.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 21,129,818 Private Placement Warrants at a price of $1.00 per Private Placement Warrant (for an aggregate purchase price of $21,129,818), which includes a partial exercise by the underwriters of their over-allotment option in the amount of 1,099,818 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant (for an aggregate purchase price of $1,099,818). Each whole Private Placement Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.